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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):          |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Flaherty & Crumrine Incorporated
Address:  301 E. Colorado Blvd., Suite 720
          Pasadena, CA 91101

Form 13F File Number:  28 - 11701

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Ettinger
Title:    President
Phone:    626-795-7300

Signature, Place, and Date of Signing:

/s/ Robert M. Ettinger           Pasadena, CA            5-10-2006
-----------------------          -------------          -----------
[Signature]                      [City, State]           [Date]

Report Type (Check only one):

  |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total: 54,634
                                      (thousands)

List of Other Included Managers:  None

                                               FORM 13F INFORMATION TABLE

                              COLUMN                        COLUMN
           COLUMN 1              2              COLUMN 3       4           COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SHRS
                                TITLE                        VALUE     OR        SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER           OF                                    PRN
                                CLASS           CUSIP       (X$1000)   AMT       PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM             88579Y101   318        4,200     SH          SOLE                  4,200
ALBERTSONS INC                  COM             013104104   829        32,300    SH          SOLE                  32,300
ALTRIA GROUP INC                COM             02209S103   1,055      14,890    SH          SOLE                  14,890
AMGEN INC                       COM             031162100   299        4,115     SH          SOLE                  4,115
ANHEUSER BUSCH COS INC          COM             035229103   1,129      26,400    SH          SOLE                  26,400
BANK NEW YORK INC               COM             064057102   490        13,600    SH          SOLE                  13,600
BANK OF AMERICA CORPORATION     COM             060505104   1,006      22,093    SH          SOLE                  22,093
CMS ENERGY CORP                 COM             125896100   188        14,500    SH          SOLE                  14,500
DARDEN RESTAURANTS INC          COM             237194105   271        6,600     SH          SOLE                  6,600
DOW CHEM CO                     COM             260543103   298        7,350     SH          SOLE                  7,350
DUKE ENERGY CORP                COM             264399106   507        17,400    SH          SOLE                  17,400
EASTMAN KODAK CO                COM             277461109   273        9,600     SH          SOLE                  9,600
EMERSON ELEC CO                 COM             291011104   702        8,400     SH          SOLE                  8,400
EXXON MOBIL CORP                COM             30231G102   487        8,000     SH          SOLE                  8,000
GENERAL MLS INC                 COM             370334104   446        8,800     SH          SOLE                  8,800
HSBC HLDGS PLC                  ADR A 1/40PF A  404280604   1,899      77,625    SH          DEFINED               77,625
INTEL CORP                      COM             458140100   545        28,000    SH          SOLE                  28,000
INTERNATIONAL BUSINESS MACHS    COM             459200101   367        4,450     SH          SOLE                  4,450
JP MORGAN CHASE & CO            COM             46625H100   655        15,728    SH          SOLE                  15,728
KEYCORP                         COM             493267108   457        12,418    SH          SOLE                  12,418
LILLY ELI & CO                  COM             532457108   1,006      18,200    SH          SOLE                  18,200
MERCK & CO INC                  COM             589331107   211        6,000     SH          SOLE                  6,000
PFIZER INC                      COM             717081103   779        31,250    SH          SOLE                  31,250
PROCTER & GAMBLE CO             COM             742718109   576        10,000    SH          SOLE                  10,000
PRUDENTIAL PLC                  PER SUB 6.50%   G7293H189   4,796      193,000   SH          DEFINED               193,000
ROYAL BK SCOTLAND GROUP PLC     SP ADR L RP PF  780097788   13,001     558,000   SH          DEFINED               558,000
ROYAL BK SCOTLAND GROUP PLC     SP ADR L RP PF  780097788   3,029      130,000   SH          SOLE                  130,000
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SER N  780097770   11,634     463,700   SH          DEFINED               463,700
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SER N  780097770   2,020      80,500    SH          SOLE                  80,500
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF M   780097796   1,829      73,100    SH          DEFINED               73,100
ROYAL BK SCOTLAND GROUP PLC     SP ADR PFD K    780097820   275        10,900    SH          DEFINED               10,900
SAFECO CORP                     COM             786429100   919        18,300    SH          SOLE                  18,300
ST PAUL TRAVELERS INC           COM             792860108   308        7,366     SH          SOLE                  7,366
WACHOVIA CORP                   COM             929903102   1,057      18,852    SH          SOLE                  18,852
WYETH                           COM             983024100   213        4,400     SH          SOLE                  4,400
YUM BRANDS INC                  COM             988498101   621        12,700    SH          SOLE                  12,700
ZWEIG FD                        COM             989834106   138        25,000    SH          SOLE                  25,000


